Shareholders' Equity (Details) - Schedule of Basic and Diluted Earnings Per Common Share - shares		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Basic and Diluted Earnings Per Common Share [Line Items]
Basic weighted average shares outstanding		82,434,434,000	80,144,953,000		81,998,804,000	79,701,761,000
Stock options		62,142,000	233,552,000	[1]		250,408,000	[1]
RSUs		150,149,000	13,887,000			14,755,000
Diluted weighted average shares outstanding		82,646,724,000	80,392,391,000		81,998,804,000	79,966,924,000
Stock options [Member]
Basic and Diluted Earnings Per Common Share [Line Items]
Stock options	[1],[2]				44,492,000
RSUs [Member]
Basic and Diluted Earnings Per Common Share [Line Items]
RSUs	[2]				141,220,000

[1]	Dilutive stock options were determined using the Company’s average share price for the period. For the three and six months ended June 30, 2023, the average share price used was $18.22 and $17.48, respectively (three and six months ended June 30, 2022 - $20.37 and $20.95, respectively).
[2]	These adjustments were excluded as they are anti-dilutive.